CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit (loss)	€ (8,628)	€ 155	€ 4,137
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans	(16)	(42)	(15)
Share of other comprehensive income (loss) on equity-accounted investments		(7)
Change of minor investments measured at fair value with effects to other comprehensive income	24	(3)	15
Tax effect	25	5	(2)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	33	(47)	(2)
Items that may be reclassified to profit or loss in later periods
Currency translation differences	(3,314)	604	1,787
Change in the fair value of cash flow hedging derivatives	661	(679)	(243)
Share of other comprehensive income (loss) on equity-accounted investments	32	(6)	(24)
Tax effect	(192)	197	58
Other comprehensive income that will be reclassified to profit or loss, net of tax	(2,813)	116	1,578
Total other items of comprehensive income (loss)	(2,780)	69	1,576
Total comprehensive income (loss)	(11,408)	224	5,713
Attributable to Eni	(11,415)	217	5,702
Attributable to non-controlling interest	€ 7	€ 7	€ 11